UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

BlueBay Destra International Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

443 North Willson Ave.

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877)855-3434

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

BlueBay Destra International Event-Driven Credit Fund

Semi-Annual Report

March 31, 2022

Bluebay Destra International Event-Driven Credit Fund
Risk Disclosure
As of March 31, 2022 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at www.destracapital.com.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of March 31, 2022 (unaudited)
Shares or Principal Amounts	Description	Value
	BANK LOANS – 16.9%
	BERMUDA – 5.5%
	Borr Drilling, Ltd.:
1,009,615	4.882% (1-Month USD Libor + 475 basis points), 06/25/2022(1)	$918,750
120,192	4.882% (1-Month USD Libor + 475 basis points), 06/25/2022(1)	114,183
84,135	4.882% (1-Month USD Libor + 475 basis points), 06/25/2022(1)	79,928
841,346	4.882% (1-Month USD Libor + 475 basis points), 06/25/2022(1)(2)	799,279
360,577	4.882% (1-Month USD Libor + 475 basis points), 06/25/2022(1)(2)	299,279
96,154	4.882% (1-Month USD Libor + 475 basis points), 06/25/2022(1)(2)	91,346
		2,302,765

	GERMANY – 1.7%
2,558,000	IFA ROTORION – Powertrain GmbH – RCF EUR, 2.600%, 03/31/2022(2)	540,743
910,474	IFA ROTORION – Powertrain GmbH – TL 2L EUR , 2.600%, 03/31/2022(2)	192,468
		733,211

	SAUDI ARABIA – 2.6%
3,046,840	Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%, 01/01/2050(2)	533,197
3,240,000	Ahmad Hamad Al Gosaibi & Brothers TL EUR , 0.000%, 01/01/2050(2)	585,781
		1,118,978

	SINGAPORE – 3.4%
459,105	Teide Pte, Ltd. 1L PIK – EUR , 10.000%, 12/01/2026	526,122
999,850	Teide Pte, Ltd. 2L PIK -EUR, 8.000%, 12/01/2026(2)	898,285
		1,424,407

	SPAIN – 3.7%
	Celsa Group:
729,162	4.400%, 12/31/2024	756,501
2,883,457	3.000%, 06/30/2025	576,027
237,757	2.500%, 06/30/2025	220,219
		1,552,747

	TOTAL BANK LOANS (Cost $6,502,414)	7,132,108

	COMMON STOCK – 3.3%
	MARSHALL ISLANDS – 3.3%
64,300	Scorpio Tankers, Inc.	1,374,734

	TOTAL COMMON STOCK (Cost $1,187,473)	1,374,734
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES – 11.3%
	CANADA – 2.7%
1,150,000	First Quantum Minerals Ltd., 6.500%, 03/01/2024(3)	$1,158,959

	CAYMAN ISLANDS – 3.8%
1,950,000	Shelf Drilling Holdings, Ltd., 8.250%, 02/15/2025(3)	1,606,888

	UNITED STATES – 4.8%
1,195,000	AMC Entertainment Holdings, Inc., 6.125%, 05/15/2027	839,487
1,000,000	HCA, Inc., 5.875%, 05/01/2023	1,029,885
138,000	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(3)	133,515
		2,002,887

	TOTAL CORPORATE DEBT SECURITIES (Cost $4,800,547)	4,768,734

	INTERNATIONAL DEBT SECURITIES – 30.1%
	BERMUDA – 6.4%
	Floatel International, Ltd.:
2,702,704	10.000%, 09/24/2026	1,418,920
2,453,316	6.000%, 09/24/2026	1,287,991
		2,706,911

	CAYMAN ISLANDS – 0.1%
73,011	Nor Offshore SPV, Ltd., 2.000%, 06/03/2022	16,428

	ITALY – 6.9%
3,508,000	Moby SpA, 7.750%, 02/15/2023(4)(5)	2,907,721

	JERSEY – 1.9%
890,000	Petrofac, Ltd., 9.750%, 11/15/2026	815,511

	LUXEMBOURG – 1.3%
557,384	Paper Industries Intermediate Financing Sarl, 7.000% (3-Month EUR Libor + 700 basis points), 03/01/2025(1)(3)	526,507

	NETHERLANDS – 0.0%
261,061	EA Partners II BV, 6.750%, 06/01/2099(4)(5)	7,832

	NORWAY – 8.8%
43,043,377	BOA OCV AS, 2.000%, 12/31/2024(3)	984,523
2,217,717	Jacktel AS, 10.000%, 12/04/2023(3)	1,663,288
11,371,650	REM Saltire Holding AS, 7.000%, 12/31/2024(3)	1,072,920
		3,720,731

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	UNITED KINGDOM – 4.7%
546,000	Dignity Finance PLC, 4.696%, 12/31/2049	$723,103
3,150,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 09/15/2022(1)(4)(5)	114,055
1,118,333	Waldorf Production UK, Ltd., 9.750%, 10/01/2024	1,137,065
		1,974,223

	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $9,737,725)	12,675,864

	INTERNATIONAL EQUITIES – 16.4%
	CAYMAN ISLANDS – 3.8%
1,051,839	Shelf Drilling, Ltd.(3)(4)	1,614,328

	NORWAY – 4.9%
7,660,901	Jacktel AS(4)	402,126
489,664	MPC Container Ships AS	1,657,600
		2,059,726

	SINGAPORE – 0.7%
24,603,214	Mulhacen Pte, Ltd.	301,107

	UNITED KINGDOM – 7.0%
16,010	Dignity PLC(4)	106,452
172,701	Drax Group PLC	1,787,268
5,255,000	HSS Hire Group PLC(3)(4)	1,048,232
		2,941,952

	TOTAL INTERNATIONAL EQUITIES (Cost $5,544,479)	6,917,113

	PRIVATE COMPANIES – 5.8%
	AUSTRALIA – 0.2%
65,000	Quintis Australia Pty, Ltd., Common Shares(6)(7)	7,800
	Quintis Australia Pty, Ltd., Corporate Debt:
8,210	7.500%, 10/01/2026(3)(6)(7)	8,054
117,000	0.000%, 10/01/2028(3)(6)(7)	88,803
		104,657

	BERMUDA – 0.0%
1,055,232	Floatel International, Ltd., Common Shares(6)(7)	11
436,438	Floatel International, Ltd., Warrants, 03/16/2025(4)(6)(7)	4
		15
Shares, Principal Amounts or Contracts	Description	Value
	PRIVATE COMPANIES (continued)
	ITALY – 0.5%
1,100,000	Saxa Gres Spa, Corporate Debt, 7.000%, 08/04/2026(6)(7)	$195,816

	LUXEMBOURG – 1.9%
3,500	Avation PLC, Warrants, 10/31/2026(7)	809
28,205,068	Paper Industries TopCo, Ltd., Common Shares(7)	784,520
		785,329

	UNITED KINGDOM – 3.1%
15,874	KCA Deutag, Common Shares(2)	1,309,605

	UNITED STATES – 0.1%
64	Voyager Aviation Holdings LLC, Common Shares(6)(7)	—
384	Voyager Aviation Holdings LLC, Preferred Shares	50,592
		50,592

	TOTAL PRIVATE COMPANIES (Cost $3,222,365)	2,446,014

	PURCHASED OPTIONS CONTRACTS – 0.3%
	PUT OPTIONS – 0.3%
382	EURO STOXX 50 Exercise Price: $3,000, Notional Amount: $11,460,000, Expiration Date: 06/17/2022(4)	113,903

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $480,411)	113,903

	U.S. TREASURY NOTES – 9.7%
	UNITED STATES – 9.7%
4,110,000	United States Treasury Note	4,070,655

	TOTAL U.S. TREASURY NOTES (Cost $4,106,507)	4,070,655

	SHORT-TERM INVESTMENTS – 10.9%
	UNITED STATES – 10.9%
4,611,885	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.231%(8)	4,611,885

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,611,885)	4,611,885
	TOTAL INVESTMENTS – 104.7% (Cost $40,193,806)	44,111,010
	Liabilities in Excess of Other Assets – (4.7)%	(1,970,395)

	TOTAL NET ASSETS – 100.0%	$42,140,615

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Number of Contracts	Description	Value
	SECURITIES SOLD SHORT – (0.1)%
	WRITTEN OPTIONS CONTRACT – (0.1)%
	PUT OPTIONS – (0.1)%
(382)	EURO STOXX 50 Exercise Price: $2,700, Notional Amount: $(10,314,000), Expiration Date: 06/17/2022(4)	$(58,652)

	TOTAL WRITTEN OPTIONS CONTRACT (Proceeds $(280,016))	(58,652)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(280,016))	$(58,652)

(1)   Floating rate security. Rate as of March 31, 2022 is disclosed.

(2)   When-issued security that has not settled as of March 31, 2022. Rate is not in effect at March 31, 2022.

(3)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At March 31, 2022 the total value of these securities is $9,906,017 representing 23.5% of net assets.

(4)   Non-income producing security.

(5)   Security is in default.

(6)   Fair valued using significant unobservable inputs.

(7)   Illiquid and restricted investments as to resale.

(8)   The rate is the annualized seven-day yield as of March 31, 2022.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)

At March 31, 2022, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount		Value	Unrealized Appreciation (Depreciation)
				Buy	Sell
June 15, 2022	Banco Santander	Pound Sterling	U.S. Dollar	GBP 63,886	$ 84,267	$83,934	$(333)
June 15, 2022	Barclays Capital, Inc.	U.S. Dollar	Norwegian Krone	$39,203	NOK 350,000	39,782	(579)
June 15, 2022	BNP Paribas Securities Corp.	Euro Currency	U.S. Dollar	EUR 87,245	$ 96,338	96,904	566
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$93,162	EUR 84,390	93,732	(570)
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$148,861	EUR 135,114	150,072	(1,211)
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$48,503	NOK 425,000	48,306	197
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$298,414	NOK 2,620,000	297,794	620
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$296,863	NOK 2,591,784	294,587	2,276
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$88,017	NOK 766,670	87,141	876
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$81,864	NOK 710,000	80,700	1,164
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$16,713	NOK 150,000	17,049	(336)
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$30,451	NOK 275,000	31,257	(806)
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$67,212	NOK 600,000	68,197	(985)
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$169,445	NOK 1,500,000	170,493	(1,048)
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$111,960	NOK 989,613	112,481	(521)
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$151,940	NOK 1,332,917	151,502	438
June 15, 2022	Brown Brothers Harriman	U.S. Dollar	Pound Sterling	$155,804	GBP 118,625	155,850	(46)
June 15, 2022	Credit Suisse	Euro Currency	U.S. Dollar	EUR 300,000	$ 330,773	333,212	2,439
June 15, 2022	Goldman Sachs & Co.	U.S. Dollar	Poland Zloty	$569,414	PLN 2,499,525	591,077	(21,663)
June 15, 2022	Macquarie Securities	Euro Currency	U.S. Dollar	EUR 128,668	$ 143,189	142,912	(277)
June 15, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Pound Sterling	$4,229,268	GBP 3,216,264	4,225,551	3,717
June 15, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Pound Sterling	$122,628	GBP 93,816	123,256	(628)
June 15, 2022	Societe Generale	U.S. Dollar	Euro Currency	$6,794,304	EUR 6,134,530	6,813,657	(19,353)
June 15, 2022	Societe Generale	U.S. Dollar	Norwegian Krone	$3,851,322	NOK 34,550,244	3,927,045	(75,723)
June 15, 2022	Societe Generale	U.S. Dollar	Norwegian Krone	$30,615	NOK 275,000	31,257	(642)
June 15, 2022	State Street	Pound Sterling	U.S. Dollar	GBP 68,638	$ 89,877	90,177	300
June 15, 2022	UBS AG	Euro Currency	U.S. Dollar	EUR 262,944	$ 291,656	292,053	397
June 15, 2022	UBS AG	U.S. Dollar	Euro Currency	$551,132	EUR 500,000	555,353	(4,221)
							$(115,952)

At March 31, 2022, the BlueBay Destra International Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts:
Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value(1)	Premium Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Markit iTraxx Europe Crossover Index Swap(2)	Barclays Capital Inc.	5.000% / Quarterly	6/20/2027	EUR 3,630,000	$(250,271)	$(50,324)	$(300,595)

(1)   The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.

(2)   The underlying issuer is ITRX XOVER CDSI S37 57 Corp.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Summary by Industry Group	Value	% of Net Assets
Bank Loans
Auto Parts & Equipment	$733,211	1.7%
Diversified Financial Services	1,424,407	3.4
Investment Companies	1,118,978	2.6
Iron/Steel	1,552,747	3.7
Oil & Gas	2,302,765	5.5
Total Bank Loans	7,132,108	16.9
Common Stock
Transportation	1,374,734	3.3
Total Common Stock	1,374,734	3.3
Corporate Debt Securities
Diversified Financial Services	133,515	0.3
Entertainment	839,487	2.0
Healthcare-Services	1,029,885	2.5
Mining	1,158,959	2.7
Oil & Gas	1,606,888	3.8
Total Corporate Debt Securities	4,768,734	11.3
International Debt Securities
Airlines	7,832	0.0
Commercial Services	2,386,391	5.7
Diversified Financial Services	16,428	0.1
Forest Products & Paper	526,507	1.3
Oil & Gas	4,659,487	11.0
Oil & Gas Services	1,072,920	2.5
Retail	114,055	0.3
Transportation	3,892,244	9.2
Total International Debt Securities	12,675,864	30.1
International Equities
Commercial Services	1,556,810	3.8
Diversified Financial Services	301,107	0.7
Electric	1,787,268	4.2
Oil & Gas	1,614,328	3.8
Transportation	1,657,600	3.9
Total International Equities	6,917,113	16.4

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Summary by Industry Group	Value	% of Net Assets
Private Companies
Airlines	$809	0.0%
Building Materials	195,816	0.5
Diversified Financial Services	50,592	0.1
Energy	1,309,605	3.1
Forest Products & Paper	881,377	2.1
Oil & Gas	15	0.0
Private Equity	7,800	0.0
Total Private Companies	2,446,014	5.8
Purchased Options Contracts
Put Options	113,903	0.3
Total Purchased Options Contracts	113,903	0.3
U.S. Treasury Notes
Sovereign	4,070,655	9.7
Total U.S. Treasury Notes	4,070,655	9.7
Short-Term Investments
Money Market Fund	4,611,885	10.9
Total Short-Term Investments	4,611,885	10.9
Total Investments	44,111,010	104.7
Liabilities in Excess of Other Assets	(1,970,395)	(4.7)
Net Assets	$42,140,615	100.0%
Written Options Contract
Put Options	(58,652)	(0.1)
Total Written Options Contract	$(58,652)	(0.1)%

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Assets and Liabilities
March 31, 2022 (unaudited)
Assets:
Investments, at value (cost $39,713,395)	$43,997,107
Purchased options contracts, at value (cost $480,411)	113,903
Cash	49,569
Restricted cash:
Deposits held at broker for forward contracts	1,060,000
Deposits held at broker for swap and options contracts	330,072
Deposits held at broker for unsettled bank loans	252,490
Foreign currency, at value (cost $1,076,285)	1,077,427
Unrealized appreciation on:
Forward foreign exchange contracts	12,990
Receivables:
Interest	290,059
Fund shares sold	49,950
Investments sold	896,808
Escrow proceeds	144,478
Prepaid expenses	36,182
Total assets	48,311,035

Liabilities:
Written options contracts, at value (premium received $280,016)	58,652
Premiums paid on credit default swap contracts	250,271
Unrealized depreciation on:
Forward foreign exchange contracts	128,942
Credit default swap contracts	50,324
Payables:
Investments purchased	5,548,400
Professional fees	31,471
Accounting and administrative fees	30,737
Custody fees	26,094
Management fee (see note 4)	23,714
Transfer agent fees and expenses	13,009
Distribution fees	1,902
Shareholder servicing fees	1,433
Accrued other expenses	5,471
Total liabilities	6,170,420
Net assets	$42,140,615
Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$36,886,293
Total distributable earnings	5,254,322
Net assets	$42,140,615

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Assets and Liabilities (continued)
March 31, 2022 (unaudited)
Net assets:
Class I	$34,984,955
Class A	1,593,359
Class L	1,543,667
Class T	4,018,634
Shares outstanding:
Class I	1,503,106
Class A	68,459
Class L	66,391
Class T	173,206
Net asset value per share:
Class I	23.28
Class A	23.27
Maximum offering price per share(1)	24.69
Class L	23.25
Maximum offering price per share(2)	24.28
Class T	23.20
Maximum offering price per share(3)	23.92

(1)   Include a sales charge of 5.75%.

(2)   Include a sales charge of 4.25%.

(3)   Include a sales charge of 3.00%.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Operations
For the Six Months Ended March 31, 2022 (unaudited)
Investment income:
Interest income(1)	$2,012,463
Dividend income	135,386
Total investment income	2,147,849

Expenses:
Management fee (see note 4)	345,509
Professional fees	140,919
Accounting and administrative fees	85,169
Custody fees	58,396
Transfer agent fees and expenses	37,264
Registration fees	26,758
Shareholder reporting fees	11,487
Chief financial officer fees (see note 15)	10,969
Chief compliance officer fees (see note 15)	7,480
Trustee fees (see note 15)	7,296
Insurance expense	3,424
Interest expense	2,246
Distribution fees Class L (see note 7)	1,800
Distribution fees Class T (see note 7)	8,390
Shareholder servicing fees Class A (see note 7)	1,856
Shareholder servicing fees Class L (see note 7)	1,800
Shareholder servicing fees Class T (see note 7)	4,195
Other expenses	8,454
Total expenses:	763,412
Expenses waived by adviser (see note 5)	(298,899)
Net expenses	464,513
Net investment income	1,683,336

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(367,737)
Foreign currency transactions	8,196
Forward foreign exchange contracts	920,687
Swap contracts	258,149
Purchased options contracts	1,013,573
Written options contracts	(751,037)
Total net realized gain	1,081,831

Net change in unrealized appreciation (depreciation) on:
Investments	1,576,909
Foreign currency translations	41,906
Forward foreign exchange contracts	(438,941)
Swap contracts	(50,324)
Purchased options contracts	(366,508)
Written options contracts	221,364
Total net change in unrealized appreciation	984,406
Net realized and unrealized gain	2,066,237
Net increase in net assets resulting from operations	$3,749,573

(1)   Net of foreign withholding taxes of $3.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase in net assets resulting from operations:
Net investment income	$1,683,336	$2,527,342
Net realized gain	1,081,831	9,765,681
Net change in unrealized appreciation	984,406	895,510
Net increase in net assets resulting from operations	3,749,573	13,188,533

Distributions to shareholders:
Class I	(9,492,126)	(1,602,158)
Class A	(428,772)	(47,678)
Class L	(414,419)	(43,872)
Class T	(975,587)	(86,637)
Total distributions to shareholders	(11,310,904)	(1,780,345)

Capital transactions:
Proceeds from shares sold:
Class I	192,791	298,373
Class T	815,265	889,640
Reinvestment of distributions:
Class I	9,435,366	1,596,813
Class A	428,772	47,678
Class L	414,419	43,872
Class T	820,866	62,303
Cost of shares repurchased:
Class I	(4,172,025)	(28,856,190)
Class T	—	(17,275)
Net increase (decrease) in net assets from capital transactions	7,935,454	(25,934,786)
Total increase (decrease) in net assets	374,123	(14,526,598)

Net assets:
Beginning of period	41,766,492	56,293,090
End of period	$42,140,615	$41,766,492
Capital share transactions:
Shares sold:
Class I	7,113	10,423
Class T	33,194	33,702
Shares reinvested:
Class I	417,171	56,379
Class A	18,958	1,666
Class L	18,340	1,534
Class T	36,395	2,177
Shares repurchased:
Class I	(142,496)	(1,034,200)
Class T	—	(633)
Net increase (decrease) from capital share transactions	388,675	(928,952)

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Period ending September 30,	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2),(3)	Gross expenses(4),(5)	Net expenses(4),(5),(6)	Net investment income(4),(6)	Net assets, end of period (in thousands)	Portfolio turnover rate(3)
Class I
2022(7)	$29.37	$1.10	$1.27	$2.37	$(1.56)	$(6.90)	$—	$(8.46)	$23.28	9.75%	3.77%	2.26%	8.58%	$34,985	40%
2021	23.94	1.22	5.26	6.48	(1.05)	—	—	(1.05)	29.37	27.25	3.05	2.28	4.55	35,866	98
2020	25.20	0.71	(0.59)	0.12	(0.48)	(0.16)	(0.74)	(1.38)	23.94	0.64	3.06	2.32	2.98	52,398	130
2019	24.50	0.90	0.96	1.86	(1.16)	—	—	(1.16)	25.20	7.85	4.08	2.95	3.68	51,828	124
2018(8)	25.00	0.24	(0.33)	(0.09)	(0.41)	—	—	(0.41)	24.50	(0.35)	5.56	2.25	2.50	25,211	30
Class A
2022(7)	29.37	1.08	1.25	2.33	(1.53)	(6.90)	—	(8.43)	23.27	9.57	4.02	2.51	8.45	1,593	40
2021	23.94	1.45	4.97	6.42	(0.99)	—	—	(0.99)	29.37	26.96	3.30	2.53	5.33	1,454	98
2020	25.20	0.65	(0.59)	0.06	(0.46)	(0.16)	(0.70)	(1.32)	23.94	0.39	3.31	2.57	2.72	1,145	130
2019(9)	23.67	0.65	2.00	2.65	(1.12)	—	—	(1.12)	25.20	11.42	4.26	3.24	3.41	1,114	124
Class L
2022(7)	29.35	1.05	1.25	2.30	(1.50)	(6.90)	—	(8.40)	23.25	9.45	4.27	2.76	8.20	1,544	40
2021	23.94	1.38	4.96	6.34	(0.93)	—	—	(0.93)	29.35	26.64	3.55	2.78	5.08	1,410	98
2020	25.20	0.60	(0.60)	—	(0.44)	(0.16)	(0.66)	(1.26)	23.94	0.13	3.56	2.82	2.49	1,114	130
2019(9)	23.67	0.60	2.00	2.60	(1.07)	—	—	(1.07)	25.20	11.22	4.50	3.49	3.16	1,112	124
Class T
2022(7)	29.31	1.03	1.23	2.26	(1.47)	(6.90)	—	(8.37)	23.20	9.31	4.52	3.01	8.09	4,019	40
2021	23.93	1.43	4.84	6.27	(0.89)	—	—	(0.89)	29.31	26.32	3.80	3.03	5.26	3,037	98
2020	25.20	0.44	(0.50)	(0.06)	(0.42)	(0.16)	(0.63)	(1.21)	23.93	(0.11)	3.81	3.07	1.86	1,636	130
2019(9)	23.67	0.55	2.00	2.55	(1.02)	—	—	(1.02)	25.20	11.01	4.76	3.74	2.91	1,110	124

(1)   Based on average shares outstanding during the period.

(2)   Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(3)   Not annualized for periods less than one year.

(4)   Annualized for periods less than one year, with the exception of non-recurring organizational costs.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated

(5)   Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense are as follows:

	Gross Expenses(4)	Net Expenses(4),(6)		Gross Expenses(4)	Net Expenses(4),(6)
Class I			Class L
2022(7)	3.76%	2.25%	2022(7)	4.26%	2.75%
2021	3.02	2.25	2021	3.52	2.75
2020	3.01	2.27	2020	3.51	2.77
2019	3.62	2.48	2019(9)	4.02	3.00
2018(8)	5.56	2.25	Class T
Class A			2022(7)	4.51	3.00
2022(7)	4.01	2.50	2021	3.77	3.00
2021	3.27	2.50	2020	3.76	3.02
2020	3.26	2.52	2019(9)	4.27	3.25
2019(9)	3.77	2.75

(6)   The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 5). Effective November 19, 2018, the Adviser agreed to reimburse and/or pay “ordinary operating expenses” that exceed 0.50% per annum of the Fund’s average daily net assets. Prior to November 19, 2018, the Adviser had agreed to reimburse and/or pay its investment management fee and ordinary operating expenses that exceeded 2.25% annum of the Fund’s daily “managed assets.”

(7)   For the six months ended March 31, 2022 (Unaudited).

(8)   Reflects operations for the period from May 9, 2018 (inception date) to September 30, 2018. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(9)   Reflects operations for the period from December 21, 2018 (inception date of Class A, Class L and Class T) to September 30, 2019.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2022 (Unaudited)

1. Organization

BlueBay Destra International Event-Driven Credit Fund (f/k/a/ Destra International & Event-Driven Credit Fund) (the “Fund”) was established as a Delaware statutory trust on November 13, 2017. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Fund currently offers four classes of Shares, Classes I, A, L, and T. All classes of Shares have equal rights and voting privileges, except in matters affecting a single class. The Fund has adopted a fundamental policy to make a quarterly repurchase offer (“Repurchase Offer”) between 5% and 25% of the Fund’s outstanding Shares. The Fund’s inception date was May 9, 2018 (Class I Shares). The Fund’s commencement of investment operations date was on the business day following the inception date.

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is BlueBay Asset Management LLP (the “Sub-Adviser”), and the Fund’s sub-sub-adviser is BlueBay Asset Management USA LLC (the “Sub-Sub-Adviser,”) (the Sub-Adviser, Sub-Sub-Adviser and together with the Adviser, are referred to herein as the “Advisers”). The Sub-Adviser and Sub-Sub-Adviser are wholly-owned subsidiaries of Royal Bank of Canada (“RBC”).

The Fund’s investment objective is to provide attractive total returns, consisting of income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets (including borrowings for investment purposes) in credit related instruments and/or investments that have similar economic characteristics as credit related instruments that are considered by the Fund to have the potential to provide a high level of total return. Credit related instruments include bonds, debt securities and loans issued by various U.S. and non-U.S. public- or private-sector entities, including issuers in emerging markets, derivatives and cash equivalents. There is no limit on the credit quality, duration or maturity of any investment in the Fund’s portfolio. Under normal market conditions, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, which may include those in emerging markets.

The Fund focuses on investing in long and short positions of debt (fixed or floating rate bonds and loans) or equity securities, including exchange-traded funds, preferred stock, warrants, and options on these securities, depositary receipts such as American Depositary Receipts, and derivatives such as futures and options on futures. These investments may be traded over-the-counter or on an exchange. The Fund may invest in issuers of any size, and in U.S. and non-U.S. issuers. Under normal market conditions, the Fund’s investments in equity securities, at the time of investment, will be limited to 20% of its total assets.

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

2. Significant Accounting Policies

(a) Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities. Actual results could differ from those estimates.

(b) Investment Income, Expenses and Distributions

Investment income, expenses other than class specific expenses and realized and unrealized gains and losses are allocated daily to each class of Shares based upon the proportion of the net asset value (“NAV”) of each class of Shares at the beginning of each day. Investment transactions are recorded on a trade-date basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes net investment income, if any, quarterly and net realized gains (net of any capital loss carryovers) annually. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign interest have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

(c) Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfil their obligations. As of March 31, 2022, the Fund has restricted cash in the amount of $1,642,562. The restricted cash represents deposits held at brokers.

(d) Investment Valuation

The Adviser, with the Sub-Adviser and Sub-Sub-Adviser, determines the values of the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

In determining NAV, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments, including futures contracts, generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Fund’s Sub-Adviser. Non-U.S. securities and currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the Fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. The Fund may rely on an independent fair valuation service in making any such fair value determinations. If the Fund holds portfolio instruments that are primarily listed on non-U.S. exchanges, the value of such instruments may change on days when shareholders will not be able to purchase or redeem the Fund’s Shares.

In certain situations, the Adviser, with input from the Sub-Adviser and Sub-Sub-Adviser, may use the fair value of a portfolio instrument if such portfolio instrument is not priced by a pricing service, if the pricing service’s price is deemed unreliable or if events occur after the close of a securities market (usually a foreign market) and before the Fund values its assets that would materially affect NAV. A portfolio instrument that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because non-U.S. portfolio instruments may trade on days when Fund Shares are not priced, the value of portfolio instruments held by the Fund can change on days when Fund Shares cannot be redeemed. The Adviser expects to use fair value pricing primarily when a portfolio instrument is not priced by a pricing service or a pricing service’s price is deemed unreliable.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular portfolio instrument may be different from the last price determined by the pricing service or the last bid or ask price in the market.

Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates fair value. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists:

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the private companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser, with the Sub-Adviser and Sub-Sub-Adviser, may also consider the size and scope of a private company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/ or the size of the private company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.

If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value.

Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.

Swaps typically will be valued using valuations provided by a third-party pricing service. Such pricing service valuations generally will be based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of credit default swaps, generally will be based on credit spread quotations obtained from broker-dealers and expected default recovery rates determined by the third-party pricing service using proprietary models. Future cash flows will be discounted to their present value using swap rates provided by electronic data services or by broker-dealers.

(e) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

(f) Derivatives

Futures Contracts — The Fund may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Swap Contracts — The Fund may engage in various swap transactions, including forward rate and interest rate agreements, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund engaged in credit default swaps to protect against credit events and interest rate swaps to hedge currency risks.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection) and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of March 31, 2022, the Fund did not have any outstanding interest rate swap contracts.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2022, the Fund had one outstanding credit default swap contract.

Foreign Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. All foreign currency exchange contracts are market-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be affected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

(g) Restricted Securities

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Additional information on each illiquid and restricted investment held by the Fund at March 31, 2022 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Aviation PLC, Warrants, 10/31/2026	3/16/2021	$—	$809	0.00%
Floatel International, Ltd., Common Shares	1/12/2021	4	11	0.00
Floatel International, Ltd., Warrants	1/13/2021	27,075	4	0.00
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	620,317	784,520	1.86
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	7,800	0.02
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	6,690	8,054	0.02
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	74,930	88,803	0.21
Saxa Gres SpA, Corporate Debt, 7.000%	11/27/2018	1,211,109	195,816	2.91
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	—	—	0.00

(h) Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. Fair Value Measurement

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•       Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities reflected in the Schedule of Investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Bank Loans(1)	$—	$7,132,108	$—	$7,132,108
Common Stocks(2)	1,374,734	—	—	1,374,734
Corporate Debt Securities(1)	—	4,768,734	—	4,768,734
International Debt Securities(1)	—	12,675,864	—	12,675,864
International Equities
Cayman Islands	1,614,328	—	—	1,614,328
Norway	1,657,600	402,126	—	2,059,726
Singapore	—	301,107	—	301,107
United Kingdom	2,941,952	—	—	2,941,952
Private Companies
Australia	—	—	104,657	104,657
Bermuda	—	—	15	15
Italy	—	—	195,816	195,816
Luxembourg	—	785,329	—	785,329
United Kingdom	—	1,309,605	—	1,309,605
United States	—	50,592		50,592
Purchased Options Contracts(2)	113,903			113,903
U.S. Treasury Notes	—	4,070,655	—	4,070,655
Short-Term Investments	4,611,885	—	—	4,611,885
Total	$12,314,402	$31,496,120	$300,488	$44,111,010
	Level 1	Level 2	Level 3	Total
Written Options Contracts(2)	$(58,652)	$—	$—	$(58,652)
Total	$(58,652)	$—	$—	$(58,652)

(1)   All sub-categories represent Level 2 evaluation status.

(2)   All sub-categories represent Level 1 evaluation status.

The following is a summary of valuation inputs used to measure the Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of March 31, 2022.

	Level 1	Level 2	Level 3	Total
Forward Foreign Exchange Contracts	$—	$(115,952)	$—	$(115,952)
Swap Contracts	—	(50,324)	—	(50,324)
Total	$—	$(166,276)	$—	$(166,276)

During the six months ended March 31, 2022 there were no transfers into or out of any levels.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of March 31, 2022:

Investments	Balance as of September 30, 2021	Purchase of Investments	Proceeds from Sale of Investments	Net Realized Gain (Loss) on Investments	Amortization of Premium and Accretion of Discount	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of March 31, 2022
Private Companies
Australia	$104,960	$315	$—	$—	$10,460	$(11,078)	104,657
Bermuda	15	—	—	—	—	—	15
Italy	1,216,132	—	—	—	(4)	(1,020,312)	195,816
Luxembourg	7	—	—	—	—	(7)	—
United Kingdom	68	—	—	—	—	(68)	—
Total Investments	$1,321,182	$315	$—	$—	$10,456	$(1,031,465)	$300,488

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2022:

Investments	Fair Value as of March 31, 2022	Valuation Techniques	Unobservable Inputs	Discount Rate/ Price(1)	Impact on Valuation from an Increase in Input
Private Companies
Australia
Quintis Australia Pty, Ltd., Common Shares	$7,800	Discounted Cash Flow	WACC/Liquidity Discount	18.40%	Decrease
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	8,054	Discounted Cash Flow	Discount Rate/Liquidity Discount	9.29%	Decrease
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	88,803	Discounted Cash Flow	Discount Rate/Liquidity Discount	14.79%	Decrease
Italy
Saxa Gres SpA, Corporate Debt, 7.000%	195,816	Discounted Cash Flow	Discount Rate/Liquidity Discount	8.60%	Decrease
Total Investments(2)	$300,473

(1)   As there was no range for each significant unobservable input, weighted average is not reported.

(2)   Certain Level 3 investments of the Fund, totalling fair value assets of $15, have been valued using third-party transactions, quotations, and/or historical information. These assets have been excluded from the preceding table as they are insignificant to the Fund.

4. Investment Management

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable quarterly in arrears, at the annual rate of 1.75% of the Fund’s average daily Managed Assets during such period (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will receive a sub-advisory fee (the “Sub-Advisory Fee”, payable quarterly by the Adviser out of the Management Fee) at the rates set forth below (on an annualized basis) of the Fund’s average daily Managed Assets:

Managed Assets of the Fund	Sub-Advisory Fee
$1 to $50,000,000	1.75%
Over $50,000,000 to $100,000,000	1.225%
Over $100,000,000 to $150,000,000	1.1375%
Over $150,000,000 to $250,000,000	1.05%
In excess of $250,000,000	0.875%

The Sub-Adviser has entered into an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) with the Sub-Sub-Adviser. Under the Sub-Sub-Advisory Agreement, the Sub-Sub-Adviser will receive a sub-sub-advisory fee equal to the costs incurred by the Sub-Sub-Adviser in providing advisory services to the Fund plus a margin of 10% of such costs.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

5. Expense Limitation

Effective November 19, 2018, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation may be adjusted for different classes of Shares to account for class-specific expenses.

Prior to November 19, 2018, the Adviser and the Fund had an expense limitation and reimbursement agreement under which the Adviser had agreed to waive its Management Fee and/or pay, on a quarterly basis, both the “ordinary operating expenses” (as defined below) and the Management Fee of the Fund to the extent that such total expenses exceeded 2.25% per annum of the Fund’s average daily Managed Assets.

In consideration of the Expense Limitation Agreement, the Fund has agreed to repay the Adviser pro rata in the amount of any Fund expense paid or waived by it, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the date such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current Expense Limitation, if any, and the Expense Limitation that was in effect at the time when the Adviser reimbursed, paid or absorbed the ordinary operating expenses that are the subject of the repayment, to be exceeded. Unless earlier terminated by the Board, the Expense Limitation Agreement will remain in effect until July 9, 2031, and will automatically continue in effect for successive twelve-month periods thereafter. The Adviser may not terminate the Expense Limitation Agreement during the initial term. After the initial term, either the Board or the Adviser may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, legal fees related to the organization and offering of the Fund, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) Management Fee, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution and/or shareholder servicing fees, if any, (f) acquired fund fees and expenses, and (g) extraordinary expenses.

For the six months ended March 31, 2022, the Adviser waived expenses totalling $298,899 that are subject to reimbursement. As of March 31, 2022, the following amounts are subject to recapture by the Adviser by the following dates:

September 30, 2022	September 30, 2023	September 30, 2024
$ 520,927	$ 399,569	$ 420,151

6. Capital Stock

The Fund engages in a continuous offering of Shares under Rule 415 under the Securities Act of 1933, as amended. The Fund has registered a total of 5,040,000 Shares and is authorized as a Delaware statutory trust to issue an unlimited number of Shares in all classes, with a par value of $0.001. The Fund is offering to sell, through its distributor, Destra Capital Investments LLC (the “Distributor”) its Shares at the then-current NAV per Share. In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its best efforts to solicit orders for the sale of the Shares. The minimum initial investment (waived in certain circumstances) for Class I, A, L, and T Shares is $100,000, $2,500, $2,500, and $2,500 respectively. There is no minimum for subsequent investments. All Share purchases are subject to approval of the Adviser. The minimum investment requirement may be waived in the Fund’s sole discretion. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time, if ever. No secondary market is expected to develop for the Fund’s Shares; liquidity for the Shares will be provided only through quarterly Repurchase Offers for no less than 5% and no more than 25% of the Fund’s outstanding Shares pursuant to Rule 23c-3 of the 1940 Act, and there is no guarantee that an investor will be able to sell all the Shares that

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

the investor desires to sell in the Repurchase Offer. If shareholders tender more than the Repurchase Offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more Shares than the Fund decides to repurchase, the Fund will repurchase the Shares on a pro rata basis, subject to limited exceptions. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Investing in the Fund’s Shares may be speculative and involves a high degree of risk, including the risks associated with leverage.

During the six months ended March 31, 2022, the Fund had two Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
December 17, 2021	January 22, 2022	5%	0.48%	8,408
March 18, 2022	April 22, 2022	5%	0.04%	669

7. Distribution and Shareholder Servicing Plans

Class L and Class T Shares have adopted a distribution plan (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 0.50% of the average daily net assets of Class L and Class T Shares, respectively. Payments are made to the Distributor, who may make ongoing payments to financial intermediaries based on the value of Shares held by such intermediaries’ customers.

Class A, Class L and Class T Shares have adopted a shareholder servicing plan (the “Servicing Plan”) under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of customers who own Class A, Class L or Class T Shares of the Fund. The Servicing Plan permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A, Class L and Class T Shares, respectively.

8. Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the six months ended March 31, 2022, were $14,978,082 and $13,881,923, respectively.

9. Revolving Credit Facility

On August 13, 2018, the Fund entered into a secured, revolving line of credit facility with BNP Paribas (the “Credit Facility”) with no stated maturity date. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $500,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 3-month LIBOR plus 0.90% per annum. During the six months ended March 31, 2022, there was no principal balance outstanding.

10. Asset Coverage

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

11. Other Derivative Information

The following is a summary of the average quarterly notional value of derivatives as of March 31, 2022, as well as the notional value outstanding as of March 31, 2022:

	Average Quarterly Notional Value	Notional Value Outstanding
Forward foreign exchange contracts purchased long	$1,931,838	$1,036,100
Forward foreign exchange contracts sold short	21,961,979	17,947,095
Credit default swap contracts	1,290,263	4,011,050
Purchased options contracts	2,865,000	11,460,000
Written options contracts	2,578,500	10,314,000

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations, and are presented in the table below. The values of derivative instruments as of March 31, 2022 by risk category are as follows:

	Risk Category
Derivative Assets (Liabilities)	Forward Foreign Exchange Contracts	Credit Risk
Unrealized appreciation on forward foreign exchange contracts	$12,990	$—
Unrealized depreciation on forward foreign exchange contracts	(128,942)	—
Unrealized depreciation on swap contracts	—	(50,324)
Net	$(115,952)	$(50,324)
	Risk Category
Derivative Realized Gain (Loss)	Forward Foreign Exchange Contracts	Credit Risk
Forward foreign exchange contracts	$920,687	$—
Swap contracts	—	258,149
Purchased option contracts	—	1,013,573
Written option contracts	—	(751,037)
Net	$920,687	$520,685
	Risk Category
Derivative Change in Unrealized Appreciation (Depreciation)	Forward Foreign Exchange Contracts	Credit Risk
Forward foreign exchange contracts	$(438,941)	$—
Swap contracts	—	(50,324)
Purchased option contracts	—	(366,508)
Written option contracts	—	221,364
Net	$(438,941)	$(195,468)

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of March 31, 2022, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative (Liabilities)			Collateral Pledged
Counterparty	Credit Default Swap Contracts	Forward Foreign Exchange Contracts	Credit Default Swap Contracts	Forward Foreign Exchange Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Banco Santander	$—	$—	$—	$(333)	$(333)	$—	$333	$—
Barclays Capital, Inc.	—	—	$(300,595)	(579)	$(301,174)	—	301,174	—
BNP Paribas Securities Corp.	—	566	—	—	566	—	—	566
Brown Brothers Harriman	—	5,571	—	(5,523)	48	—	—	48
Credit Suisse	—	2,439	—	—	2,439	—	—	2,439
Goldman Sachs & Co	—	—	—	(21,663)	(21,663)	—	21,663	—
Macquarie Securities	—	—	—	(277)	(277)	—	277	—
Morgan Stanley & Co. LLC	—	3,717	—	(628)	3,089	—	—	3,089
Societe Generale	—	—	—	(95,718)	(95,718)	—	95,718	—
State Street	—	300	—	—	300	—	—	300
UBS AG	—	397	—	(4,221)	(3,824)	—	3,824	—

12. Federal Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund has no examination in progress during the six months ended March 31, 2022. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the six months ended March 31, 2022. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2021, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$39,611,315
Gross unrealized appreciation	3,878,974
Gross unrealized depreciation	(949,029)
Net unrealized appreciation	$2,929,945

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

For the year ended September 30, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earnings as follows:

Paid-in Capital	Distributable Earnings
$ (31,521)	$ 31,521

Permanent differences are due to non-deductible expenses from partnerships.

As of September 30, 2021, the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$4,585,453
Undistributed long-term capital gains	5,300,068
Tax distributable earnings	9,885,521
Accumulated capital and other losses	—
Unrealized appreciation other	—
Unrealized appreciation on foreign currency translations	187
Unrealized appreciation on investments	2,929,945
Total distributable earnings	$12,815,653

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ending September 30, 2021, the Fund did not have any qualified post-October capital losses or post-December ordinary losses.

The tax character of distributions paid during the years ended September 30, 2020 and September 30, 2021 was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$1,780,345	$1,280,471
Return of capital	—	1,650,758
Net long-term capital gains	—	146,993
Total distributions paid	$1,780,345	$3,078,222

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry forward. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund utilized all of its available $853,491 in capital loss carry forward during the year ended September 30, 2021.

13. Offering Price Per Share

A maximum front-end sales load of 5.75% for Class A Shares, 4.25% for Class L and 3.00% for Class T Shares is imposed on purchases. Class I Shares are not subject to a sales load. For the six months ended March 31, 2022, there were $21,924 in sales charges received by broker dealers and $0 in sales charges received by affiliates.

14. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, RBC owned 91% of the Fund.

15. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Granahan Small Cap Advantage Fund, both a series of the Destra Investment Trust, and the Destra Multi-Alternative Fund) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as the Fund’s Chief Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended March 31, 2022 are disclosed in the Statement of Operations as chief financial officer fees.

The Fund’s Chief Compliance Officer monitors and tests the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. Each Fund pays a portion of these fees on a pro rata basis according to each Fund’s average net assets. Cory Gossard, an employee of PINE, serves as the Chief Compliance Officer of the Fund. Consequently, the fees paid by the Fund for the six months ended March 31, 2022, are disclosed in the Statement of Operations.

16. Other Service Providers

UMB Fund Services serves as the Fund’s Administrator, Accounting Agent and Transfer Agent. The Bank of New York Mellon serves as the Custodian for the Fund.

17. Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment and Market Risk — An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the portfolio of senior loans, corporate bonds and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably.

Credit Risk — Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest in below investment grade securities.

Interest Rate Risk — If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments.

Event-Driven Strategy Risk — Generally, the success of an event-driven strategy depends on the success of the prediction of whether the anticipated corporate event occurs or a successful outcome is achieved as a result of the event. Investing in or seeking exposure to companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected for the event, in which case the Fund may experience loss or fail to achieve a desired rate of return.

Senior Loans Risk — Senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Shares. The liquidation value of any collateral securing a senior loan may not satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments. Such collateral may also not be readily liquid.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Subordinated Loans Risk — In addition to risks similar to those of senior loans, subordinated loans do not have the first priority lien on underlying collateral of the loan and any claims will be subordinated to those lienholders with a higher claim. The cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the borrower.

Covenant-Lite Loans Risk — Some of the loans in which the Fund may invest, or get exposure to through its investments in structured securities, may be “covenant-lite,” which means the obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

Corporate Bond Risk — The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and intermediate- and longer-term corporate bonds are generally more sensitive to changes in interest rates. The market value of a corporate bond also may be affected by factors directly related to the borrower, such as investors’ perceptions of the creditworthiness of the borrower, the borrower’s financial performance, perceptions of the borrower in the market place, performance of management of the borrower, the borrower’s capital structure and use of financial leverage and demand for the borrower’s goods and services. There is a risk that the borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Non-U.S. Securities Risk — The Fund’s investments in non-U.S. securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory events. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Mezzanine Investments Risk — The Fund may invest in mezzanine debt instruments that are expected to be unsecured and made in companies with capital structures having significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured.

Collateralized Loan Obligations (CLOs) Risk — (i) The underlying obligations of CLOs in which the Fund invests will include subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in senior loans. CLOs are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLOs may be characterized by the Fund as illiquid securities.

Asset-Backed Securities Risk — Asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements.

Below Investment Grade Rating Risk — Debt instruments that are rated below investment grade are often referred to as “high yield” securities or “junk bonds.” Junk bonds and senior loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. These instruments may be particularly susceptible to economic downturns.

Leverage Risk — The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Special Situations and Stressed Investments Risk — Special situation investments are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Advisers. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time.

Reinvestment Risk — The Fund may reinvest the cash flows received from a security. There is a risk that the interest rate at which interim cash flows can be reinvested will fall.

Inflation/Deflation Risk — Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Emerging Markets Risk — The Fund may invest securities of issuers in “emerging markets” (or less developed countries). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. Emerging markets are more likely to experience hyperinflation and currency devaluations, political instability and abrupt changes in policies. Emerging markets may be subject to more social, political and economic fluctuation than those of developed markets.

Foreign Currency Risk — Changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund.

Sovereign Government and Supranational Debt Risk — Issuers of sovereign debt and supranational debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue.

Currency Hedging Risk — The Advisers may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Derivatives Risk — The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic securities, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.

Swaps Risk — The Fund may also invest in credit default swaps, total return swaps and interest rate swaps, all of which are derivative instruments. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying reference assets. The Fund bears the risk of changes in value in the underlying reference assets. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. In a credit default swap, the protection “buyer” may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event on the reference obligation occurs. If a credit event occurs, generally the seller must pay the buyer the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased.

Options and Futures Risk — The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible Financial Intermediaries. When options are purchased, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

Repurchase Agreements and Reverse Repurchase Agreements Risk — The Fund may invest in repurchase agreements. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. Reverse repurchase agreements also involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.

When-Issued Securities, Forward Commitments and Delayed Delivery Transactions Risk — Securities may be purchased on a “forward commitment” or “when-issued” basis, meaning securities are purchased or sold with payment and delivery taking place in the future (sometimes referred to as “delayed delivery”). From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. If the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Short Sales Risk — When the Fund makes a short sale, if the security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may borrow securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected.

Liquidity Risk — The Fund may invest in securities that, at the time of investment are illiquid. The Fund may also invest in restricted securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities.

Management Risk — The Sub-Adviser’s and Sub-Sub- Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes or securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Repurchase Policy Risk — Quarterly repurchases by the Fund of its Shares typically are funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Valuation Risk — Illiquid securities must be valued by the Fund using fair value procedures. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

18. Subsequent Events

The Fund has evaluated the events and transactions through the date the financial statements were issued and has identified the following for disclosure in the Fund’s subsequent events:

On April 22, 2022, the Fund completed a quarterly Repurchase Offer (see Note 6) resulting in 0.04% of the Fund’s Shares being repurchased.

Bluebay Destra International Event-Driven Credit Fund
Additional Information
March 31, 2022

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the year ended September 30, 2021, the Fund had 9.03% of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the year ended September 30, 2021, the Fund had 9.19% of dividends paid from net investment income, designated as qualified dividend income.

Proxy Voting — Policies and procedures that the Fund uses to determine how to vote proxies as well as information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 877-855-3434 or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or its predecessor Form N-Q). The Fund’s Form N-PORT (or its predecessor Form N-Q) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Bluebay Destra International Event-Driven Credit Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffrey S. Murphy
Nicholas Dalmaso	Derek Mullins	Sub-Adviser
	Chief Financial Officer and Treasurer	BlueBay Asset Management LLP
London, United Kingdom
Cory Gossard
	Chief Compliance Officer	Sub-Sub-Adviser
BlueBay Asset Management USA LLC
	Marcie McVeigh	Stamford, CT
Assistant Treasurer
Distributor
	Jake Schultz	Destra Capital Investments LLC
	Secretary	Bozeman, MT

	Ken Merritt	Administrator, Accounting Agent, and Transfer Agent
	Assistant Secretary	UMB Fund Services, Inc.
Milwaukee, WI

Custodian
Bank of New York Mellon
New York, NY

Legal Counsel
Feagre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd
Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your Shares of the Fund?

• If your Shares are held in a Brokerage Account, contact your respective Broker.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		BlueBay Destra International Event-Driven Credit Fund

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/6/2022

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/6/2022